Note 5 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Long-term debt	$ 417,834	$ 332,633
Less current portion	3,702	3,495
Total	414,132	329,138
Line of Credit [Member]
Long-term debt	293,459	214,781
Term Loan [Member]
Long-term debt	99,871	99,836
Tax-exempt Bond [Member]
Long-term debt	9,983
Secured Promissory Note 1 [Member]
Long-term debt	8,438	10,340
Lease Financing Obligations [Member]
Long-term debt	4,028	4,679
Secured Promissory Note 2 [Member]
Long-term debt	1,046	1,782
Economic Development Note [Member]
Long-term debt	793	999
Other [Member]
Long-term debt	$ 216	$ 216